Basic and Diluted Earnings Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basic and Diluted Earnings Per Common Share [Abstract]
Basic and Diluted Earnings Per Common Share

12.         Basic and Diluted Earnings Per Share

Basic and diluted earnings per common share are calculated based on the weighted average number of shares outstanding during the period. The Company's employee and director stock option awards, as well as incremental shares issuable upon exercise of warrants, are not considered in the calculations if the effect would be anti-dilutive. The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Three Months Ended March 31,
	2013	2012
Numerator:
Earnings from continuing operations	$913	$839

Denominator:
Weighted average basic shares outstanding	5,907	5,907
Effect of dilutive securities - equity based compensation plans	12	-
Net dilutive effect of warrants outstanding	-	-
Denominator for diluted earnings per common share	5,919	5,907

Earnings from continuing operations per common share:
Basic	$0.15	$0.14
Diluted	$0.15	$0.14

Anti-dilutive securities (excluded from per share calculation):
Equity based compensation plans	118	168
Warrants	640	640

18.	Basic and Diluted Earnings Per Common Share

Basic and diluted earnings per common share are calculated based on the weighted average number of shares outstanding during the period. The Company's employee and director stock option awards, as well as incremental shares issuable upon exercise of warrants, are not considered in the calculations if the effect would be anti-dilutive. The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2012	2011
Numerator:
Earnings from continuing operations	$3,189	$2,471

Denominator:
Weighted average basic shares outstanding	5,907	5,907
Effect of dilutive securities - equity based compensation plans	6	-
Net dilutive effect of warrants outstanding	-	42
Denominator for diluted earnings per common share	5,913	5,949

Earnings from continuing operations per common share:
Basic	$0.54	$0.42
Diluted	$0.54	$0.42

Anti-dilutive securities (excluded from per share calculation):
Equity based compensation plans	118	112
Warrants	640	410